FINANCIAL INSTRUMENTS (Details 3) - USD ($)	Dec. 31, 2023	Oct. 31, 2023	Oct. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities	$ 1,972,082	$ 2,094,412	$ 1,275,756
Business acquisition consideration payable	360,000	$ 360,000	$ 360,000
Year 1 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,358,962
Lease liabilities	925,976
Convertible debentures
Debt	780,358
Business acquisition consideration payable	360,000
Total	3,425,296
Years 2 To 3 [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	1,041,614
Convertible debentures
Debt	82,346
Business acquisition consideration payable
Total	1,123,960
Over 3 Years To 5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Lease liabilities	930,468
Convertible debentures	2,459,924
Debt
Business acquisition consideration payable
Total	$ 3,390,392